RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule Of Changes In Accumulated Post employment Benefit Obligations For Interest Payable And Other Liabilities [Table Text Block]
A reconciliation of the accumulated postretirement benefit obligation (“APBO”) to the amounts recorded in the consolidated balance sheets in Interest Payable and Other Liabilities at December 31 is as follows (000s omitted):

	2012	2011
APBO	$3,074	$2,479
Unrecognized net transition obligation	—	(54)
Unrecognized prior service costs	(6)	(9)
Unrecognized net gain (loss)	(285)	182
Accrued benefit cost at fiscal year end	$2,783	$2,598

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
The changes recorded in the accumulated postretirement benefit obligation were as follows (000s omitted):

	2012	2011
APBO at beginning of year	$2,479	$2,277
Service cost	109	102
Interest cost	109	111
Actuarial loss (gain)	467	80
Plan participants' contributions	87	76
Benefits paid during year	(177)	(167)
APBO at end of year	$3,074	$2,479

Schedule of Net Benefit Costs [Table Text Block]
Components of the Bank’s postretirement benefit expense were as follows:

	2012	2011	2010
Service cost	$109	$102	$98
Interest cost	109	111	111
Amortization of transition obligation	54	54	53
Prior service costs	4	4	4
Amortization of gains	—	(2)	(10)
Net postretirement benefit expense	$276	$269	$256

Schedule Of Postretirement Death And Health Benefits [Table Text Block]
Information for the postretirement death benefits and health care benefits is as follows as of the December 31 measurement date (000s):

	Postretirement Death Benefit Obligations		Postretirement Health Care Benefits
	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$5,372	4,892	$2,479	$2,277
Service cost	18	26	109	102
Interest cost	237	240	109	111
Plan participants' contributions	—	—	87	76
Actuarial loss (gain)	460	214	467	80
Benefits paid	—	—	(177)	(167)
Benefit obligation at end of year	$6,087	$5,372	$3,074	$2,479
Change in accrued benefit cost
Accrued benefit cost at beginning of year	$2,976	$2,395	$2,598	$2,421
Service cost	18	26	109	102
Interest cost	237	240	109	111
Amortization	314	315	57	55
Employer contributions	—	—	(90)	(91)
Net gain	—	—	—	—
Accrued benefit cost at end of year	$3,545	$2,976	$2,783	$2,598
Change in plan assets
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	—	—	90	91
Plan participants' contributions	—	—	87	76
Benefits paid during year	—	—	(177)	(167)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status at end of year	$(2,542)	$(2,396)	$(291)	$119

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Amounts recognized in other liabilities as of December 31 consist of (000s):

	Postretirement Death Benefit Obligations		Postretirement Health Care Benefits
	2012	2011	2012	2011
Assets	$—	—	$—	$—
Liabilities	6,087	5,372	3,074	2,479
Total	$6,087	$5,372	$3,074	$2,479

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Amounts recognized in accumulated other comprehensive income as of December 31 consist of (000s):

	Postretirement Death Benefit Obligations		Postretirement Health Care Benefits
	2012	2011	2012	2011
Net loss (gain)	$558	97	$285	$(182)
Transition obligation (asset)	—	—	—	54
Prior service cost (credit)	1,984	2,299	6	9
Total included in AOCI	$2,542	$2,396	$291	$(119)